SHARE REPURCHASE PLAN (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 21, 2011	Dec. 31, 2016	Dec. 31, 2015	Sep. 26, 2012
Class of Stock [Line Items]
ADSs authorized for repurchase	$ 20.0			$ 40.0
Number of ADSs repurchased		6,532,429
Shares repurchased, amount		$ 17.4
Shares cancelled, shares		2,190,685
Treasury stock, Number of ADSs		4,341,744
Number of ADSs reissued		617,067	2,708,538
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchase program, period	2 years